Stockholders' Equity (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Deficit [Abstract]
Number of Shares, Outstanding	18,654,097	6,779,615
Number of Shares, Granted	11,497,600	11,874,482	6,779,615
Number of Shares, Outstanding and expected to vest	30,151,697	18,654,097	6,779,615
Number of Shares, exercisable	5,890,185	5,260,321
Weighted Average Exercise Price Per Share, Outstanding	$ 0.08	$ 0.08
Weighted Average Exercise Price Per Share, Granted	$ 0.8	$ 0.08	$ 0.08
Weighted Average Exercise Price Per Share, Outstanding and expected to vest		$ 0.08	$ 0.08
Weighted Average Exercise Price Per Share, exercisable	$ 0.08	$ 0.08
Weighted Average Remaining Contractual Term, Outstanding	9 years 1 month 6 days	8 years 9 months 30 days	9 years 6 months
Weighted Average Remaining Contractual Term, exercisable	8 years 8 months 12 days	9 years
Aggregate Intrinsic Value, Outstanding	$ 1,305,000
Aggregate Intrinsic Value, Outstanding	1,119,000	1,305,000
Aggregate Intrinsic Value, exercisable	$ 353,000	$ 368,000